UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio

April 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	MUNICIPAL BONDS – 99.8%

	Alabama – 0.6%

$850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	10/18 at 100.00	A1		$977,951

500	Auburn University, Alabama, General Fee Revenue Bonds, Series 2011A, 5.000%, 6/01/41	6/21 at 100.00	Aa2		554,435
1,350	Total Alabama				1,532,386
	Alaska – 0.4%

145	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2006-2, 5.500%, 12/01/21 – NPFG Insured (Alternative Minimum Tax)	12/16 at 100.00	AA		164,914

720	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/14 at 100.00	BBB–		714,737
865	Total Alaska				879,651
	Arizona – 1.7%

410	Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2004A, 5.500%, 7/01/14 – AMBAC Insured	No Opt. Call	AA		440,488

1,195	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R	(4)	1,451,590

500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 10-9W, 17.700%, 1/01/38 (IF) (5)	1/18 at 100.00	Aa1		671,720

900	Sedone, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.000%, 7/01/12 – NPFG Insured	No Opt. Call	BBB		906,255

345	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2011, 7.625%, 3/01/31	3/21 at 100.00	BB+		375,012

75	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R		75,329
3,425	Total Arizona				3,920,394
	Arkansas – 0.5%

1,100	Conway Health Facilities Board, Arkansas, Hospital Revenue Bond, Conway Regional Medical Center, Improvement Series 2012, 4.450%, 8/01/32	8/22 at 100.00	BBB+		1,106,325
	California – 10.4%

500	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Casa de Lad Campanas, Series 2010, 6.000%, 9/01/37	9/20 at 100.00	A–		554,370

700	Anaheim Public Finance Authority, California, Electric Distribution Revenue Bonds, Series 1999, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	NA		736,428

1,200	California Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007B, 5.150%, 12/01/27 (Alternative Minimum Tax)	12/16 at 100.00	AA		1,251,132

500	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 3144, 19.030%, 10/01/16 (IF)	No Opt. Call	Aa1		780,740

1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A+		1,139,100

100	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 1993A, 5.400%, 5/01/28 (ETM)	5/12 at 100.00	AA+	(4)	100,421

1,300	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	Baa2		1,355,003

575	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2009H, 5.500%, 11/01/27	11/19 at 100.00	A2		653,148

450	California State, General Obligation Bonds, Refunding Various Purpose Series 2012B, 1.060%, 5/01/18	11/17 at 100.00	A1		451,116

1,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.500%, 4/01/33	4/19 at 100.00	A1		1,220,350

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$90	California State, General Obligation Veterans Bonds, Refunding Series 2005CB, 5.050%, 12/01/36 (Alternative Minimum Tax)	6/15 at 100.00	AA	$91,369

720	California, Various Purpose General Obligation Bonds, Series 1997, 5.625%, 10/01/21 – BHAC Insured	10/12 at 100.00	AA+	735,494

1,000	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A, 0.000%, 11/01/21	No Opt. Call	A	587,020

1,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2009A, 6.000%, 8/01/25 – AGC Insured	8/19 at 100.00	AA–	1,218,060

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
1,100	5.000%, 6/01/17	6/12 at 100.00	A2	1,100,231
200	5.000%, 6/01/45	6/15 at 100.00	A2	202,298
135	4.625%, 6/01/45 – RAAI Insured	6/15 at 100.00	A2	130,772

1,000	Long Beach, California, Harbor Revenue Bonds, Series 2005A, 5.000%, 5/15/23 – NPFG Insured (Alternative Minimum Tax)	5/15 at 100.00	AA	1,058,490

1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Series 2009A, 5.250%, 5/15/29	5/19 at 100.00	AA	1,131,350

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2008A-2, 5.250%, 7/01/32	7/18 at 100.00	AA–	576,135

485	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	9/12 at 100.00	N/R	484,947

85	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A–	95,914

1,000	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	4/13 at 102.00	BB	1,022,170

1,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2004C, 5.500%, 8/01/24 – NPFG Insured	8/12 at 102.00	AA–	1,031,750

850	Public Utilities Commission of the City and County of San Francisco, California, Water Revenue Bonds, Series 2006A, 5.000%, 11/01/25 – AGM Insured	5/16 at 100.00	AA–	957,925

1,000	San Gorgonio Memorial Healthcare District, Riverside County, California, General Obligation Bonds, Series 2009C, 7.000%, 8/01/27	8/17 at 100.00	A3	1,157,440

2,000	Santa Monica Community College District, Los Angeles County, California, Certificates of Participation, Refunding Series 2004A, 5.000%, 2/01/27 – AMBAC Insured	2/14 at 100.00	N/R	2,056,060

225	Stockton Unified School District, San Joaquin County, California, Certificates of Participation, Series 2007, 4.375%, 2/01/31 – AMBAC Insured	2/17 at 100.00	A–	206,714

100	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2008A, 5.000%, 8/01/24 – AGC Insured	8/16 at 102.00	AA–	107,877

	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Series 2006:
110	5.000%, 9/01/19 – FGIC Insured	9/15 at 100.00	A	116,338
200	4.250%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	202,310

	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
500	7.125%, 9/01/26	9/21 at 100.00	BBB+	561,765
500	7.400%, 9/01/32	9/21 at 100.00	BBB+	556,995

750	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2009B, 5.000%, 10/01/34	10/19 at 100.00	AA+	828,345
22,875	Total California			24,459,577

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado – 1.8%

$500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.750%, 5/15/36	5/18 at 100.00	BBB+		$528,805

75	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/15	No Opt. Call	BBB		80,409

530	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13 – AMBAC Insured	No Opt. Call	A+		560,714

300	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	BBB		324,669

535	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R		564,693

500	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R		517,695

1,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3		1,163,880

500	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R		514,535
3,940	Total Colorado				4,255,400
	Connecticut – 0.4%

670	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2009, Trust 3363, 13.461%, 7/01/16 (IF)	No Opt. Call	AAA		910,034
	District of Columbia – 0.2%

450	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.750%, 5/15/40	5/12 at 100.00	Baa1		451,868
	Florida – 5.6%

1,440	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 5.250%, 9/01/30	9/20 at 100.00	BBB		1,438,214

300	Brevard County, Florida, South Brevard Recreation Special District, Limited Ad Valorem Tax Bonds, Parks and Recreation Program, Series 2007, 5.000%, 7/01/13 – AMBAC Insured (ETM)	No Opt. Call	A3	(4)	316,284

	Broward County, Florida, Port Facilities Revenue Bonds, Refunding Series 2011B:
1,000	5.000%, 9/01/23 – AGM Insured (Alternative Minimum Tax)	9/21 at 100.00	AA–		1,106,120
1,250	4.625%, 9/01/27 – AGM Insured (Alternative Minimum Tax)	9/21 at 100.00	AA–		1,299,625

500	Crystal River, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2002, 5.000%, 10/01/25 – AMBAC Insured	10/12 at 100.00	N/R		502,100

750	Florida Board of Education, Lottery Revenue Bonds, Series 2006A, 5.000%, 7/01/21 – AMBAC Insured	7/15 at 101.00	AAA		843,705

330	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008-1, 6.450%, 1/01/39 (Alternative Minimum Tax)	7/17 at 100.00	AA+		356,895

2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund, Refunding Series 2011B, 5.125%, 6/01/27 (Alternative Minimum Tax)	6/21 at 100.00	AA+		2,232,060

885	Gulf Breeze, Florida, Revenue Improvement Non-Ad Valorem Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	N/R		900,266

2,000	Hillsborough County, Florida, Solid Waste and Resource Recovery Revenue Bonds, Series 2006A, 5.000%, 9/01/25 – AMBAC Insured (Alternative Minimum Tax)	9/16 at 100.00	AA		2,108,760

1,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s Hospital, Series 2010A, 5.250%, 8/01/21	8/20 at 100.00	A		1,147,290

250	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005B, 5.000%, 10/01/12 – SYNCORA GTY Insured (Alternative Minimum Tax)	No Opt. Call	A2		254,615

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$60	Okaloosa County Gas District, Florida, Gas System Revenue Bonds, Series 2005A, 4.400%, 10/01/29 – AMBAC Insured	10/14 at 100.00	A+	$61,147

400	Sanibel, Florida, General Obligation Bonds, Series 2006, 4.350%, 2/01/36 – AMBAC Insured	8/16 at 100.00	N/R	403,924

75	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.750%, 10/01/22	10/17 at 100.00	BBB–	79,517

170	The City of Miami, Florida, Special Revenue Refunding Bonds, Series 1987, 0.000%, 1/01/15 – NPFG Insured	No Opt. Call	BBB	148,930

75	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.375%, 5/01/17 (6)	No Opt. Call	N/R	32,543
12,485	Total Florida			13,231,995
	Georgia – 1.7%

1,155	Athens-Clarke County Unified Government Development Authority, Georgia, Revenue Bonds, University of Georgia Athletic Association Project, Series 2011, 5.250%, 7/01/28	7/21 at 100.00	Aa3	1,328,446

650	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.250%, 7/01/27	7/17 at 100.00	Aa3	702,852

500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009A, 6.000%, 11/01/24	11/19 at 100.00	A1	608,540

500	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	541,040

750	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA+	816,293
3,555	Total Georgia			3,997,171
	Guam – 1.5%

1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 4.500%, 7/01/18	No Opt. Call	Ba2	1,022,110

	Guam Government, General Obligation Bonds, 2009 Series A:
315	5.750%, 11/15/14	No Opt. Call	B+	333,267
1,515	6.000%, 11/15/19	No Opt. Call	B+	1,624,019

500	Guam International Airport Authority, Revenue Bonds, Series 2003C, 5.375%, 10/01/19 – NPFG Insured (Alternative Minimum Tax)	10/13 at 100.00	BBB	513,685
3,330	Total Guam			3,493,081
	Hawaii – 0.6%

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company Inc., Refunding Series 2007B, 4.600%, 5/01/26 – FGIC Insured (Alternative Minimum Tax)	3/17 at 100.00	Baa1	1,531,530
	Idaho – 1.5%

750	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Series 2008, 7.375%, 6/01/34	6/18 at 100.00	A3	879,975

1,000	Idaho Housing and Finance Association, Economic Development Facilities Recovery Zone Revenue Bonds, TDF Facilities Project, Series 2010A, 6.500%, 2/01/26	2/21 at 100.00	A	1,100,720

110	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2008A-1, 6.250%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	AAA	115,691

	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A:
430	4.750%, 9/01/25	9/22 at 100.00	Baa1	451,780
1,070	4.600%, 9/01/27	9/22 at 100.00	Baa1	1,088,094
3,360	Total Idaho			3,636,260

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois – 11.1%

$1,000	Berwyn, Illinois, General Obligation Bonds, Refunding Series 2004, 5.000%, 12/01/13 – AMBAC Insured	No Opt. Call	N/R	$1,052,770

1,000	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 6.000%, 11/01/35	11/20 at 100.00	BBB	1,100,560

1,085	Chicago State University, Illinois, Auxiliary Facilities System Revenue Bonds, Series 1998, 5.500%, 12/01/23 – NPFG Insured	No Opt. Call	BBB	1,292,365

750	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Refunding Series 2010D, 5.250%, 1/01/18 (Alternative Minimum Tax)	No Opt. Call	A1	865,440

500	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA	501,595

500	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	BB	542,410

270	DuPage County Community Unit School District 200, Wheaton, Illinois, General Obligation Bonds, Series 2008A, 5.000%, 10/01/17 – AGM Insured	No Opt. Call	Aa3	318,962

1,000	Illinois Development Finance Authority, Revenue Bonds, St Vincent De Paul Center, Series 2000A, 1.400%, 11/15/39 (Mandatory put 2/28/13)	No Opt. Call	AA+	1,009,310

1,000	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 6.875%, 10/01/31	10/21 at 100.00	BBB–	1,076,890

750	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	AA–	853,695

650	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	A–	679,081

1,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.250%, 2/01/19	No Opt. Call	Baa3	1,035,460

1,000	Illinois Finance Authority, Revenue Bonds, Northwestern University, Series 2008B, 1.200%, 12/01/46 (Mandatory put 3/01/13)	No Opt. Call	AAA	1,007,980

975	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	1,096,183

150	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/35 – NPFG Insured	5/17 at 100.00	AA–	154,130

700	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB+	745,094

665	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17	1/13 at 100.00	A–	697,326

1,000	Illinois State, Sales Tax Revenue Bonds, Series 2004, 5.000%, 6/15/27	6/14 at 100.00	AAA	1,062,950

630	Markham, Cook County, Illinois, General Obligation Bonds, Library Purpose Series 2005B, 5.250%, 1/01/18 – RAAI Insured	No Opt. Call	N/R	667,428

	Markham, Illinois, General Obligation Bonds, Series 2008A:
455	4.750%, 2/01/17	No Opt. Call	BBB	479,884
355	4.750%, 2/01/18	No Opt. Call	BBB	372,636
400	6.000%, 2/01/25	2/18 at 100.00	BBB	424,256

1,220	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 5.250%, 6/15/42 – NPFG Insured	6/12 at 101.00	AAA	1,237,714

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
195	3.000%, 6/01/12	No Opt. Call	A	195,425
1,250	5.000%, 6/01/18	No Opt. Call	A	1,412,950

250	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA	301,805

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$3,100	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2002A, 6.000%, 7/01/29 – NPFG Insured	No Opt. Call	AA	$4,030,113

750	Southwestern Illinois Development Authority, Local Government Program Bonds, St. Clair County Community Unit School District 19 Mascoutah, Series 2009, 5.750%, 2/01/29 – AGC Insured	2/19 at 100.00	AA–	830,925

1,000	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2012C, 5.000%, 4/01/26	10/21 at 100.00	Aa2	1,139,080
23,600	Total Illinois			26,184,417
	Indiana – 4.0%

250	Central Nine Career Charter School Building Corporation, Indiana, General Obligation Bonds, Series 2007, 5.500%, 1/15/17	No Opt. Call	A	289,283

750	Columbus, Indiana, General Obligation Bonds, Series 2009, 4.500%, 7/15/23	7/19 at 100.00	N/R	835,163

1,000	Fishers Redevelopment District, Indiana, General Obligation Bonds, Saxony Project Series 2009, 5.250%, 7/15/34	1/20 at 100.00	AA	1,109,090

885	Hendricks County, Indiana, Redevelopment District Tax Increment Revenue Bonds, Refunding Series 2010B, 6.450%, 1/01/23	1/16 at 100.00	Baa2	933,861

2,000	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007-B2, 0.910%, 10/15/22	No Opt. Call	Aa3	1,696,760

1,500	Indiana Finance Authority, Educational Facilities Refunding Revenue Bonds, Butler University Project, Series 2012A, 5.000%, 2/01/25	2/22 at 100.00	BBB+	1,629,525

525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	BBB–	571,751

1,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Union Hospital, Series 1993, 5.125%, 9/01/18	9/12 at 100.00	Baa2	1,001,570

250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22	1/18 at 100.00	A+	283,180

855	Portage Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2008, 5.250%, 1/15/19 – CIFG Insured	1/18 at 100.00	AA–	951,025

100	Tri-Creek Middle School Building Corporation, Indiana, First Mortgage Bonds, Series 2008, 6.000%, 1/15/16 – AGM Insured	No Opt. Call	AA+	118,397
9,115	Total Indiana			9,419,605
	Iowa – 1.3%

	Des Moines Airport Authority, Iowa, Revenue Bonds, Refunding Capital Loan Notes Series 2012:
1,000	5.000%, 6/01/27 (Alternative Minimum Tax)	6/22 at 100.00	A2	1,073,450
1,000	5.000%, 6/01/28 (Alternative Minimum Tax)	6/22 at 100.00	A2	1,061,390

745	Des Moines, Iowa, Aviation System Revenue Bonds, Refunding Capital Loan Notes Series 2010B, 5.750%, 6/01/33 – AGM Insured (Alternative Minimum Tax)	6/20 at 100.00	AA–	843,914
2,745	Total Iowa			2,978,754
	Kansas – 1.1%

1,240	Kansas Development Finance Authority, Health Facilities Revenue Bonds, KU Health System, Series 2011H, 5.375%, 3/01/30	3/20 at 100.00	A+	1,347,136

1,250	Kansas State Independent College Finance Authority, Revenue Anticipation Notes, Ottawa University, Private Education Short-Term Loan Program, Series 2011D, 6.000%, 5/01/12	No Opt. Call	N/R	1,250,000
2,490	Total Kansas			2,597,136
	Kentucky – 1.5%

500	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA–	553,230

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$185	Knox County, Kentucky, School District Finance Corporation, School Building Revenue Bonds, Refunding Series 2012, 2.000%, 6/01/12	No Opt. Call	Aa3	$185,266

1,000	Pikeville, Kentucky, Educational Facilities Revenue Bond, Pikeville College of Osteopathic Medicine, Bond Anticipation Notes, Series 2011, 4.000%, 5/01/13	No Opt. Call	N/R	1,016,950

1,570	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 5.250%, 3/01/19	No Opt. Call	A3	1,780,992
3,255	Total Kentucky			3,536,438
	Louisiana – 0.7%

1,315	New Orleans, Louisiana, Water Revenue Bonds, Series 2002, 5.000%, 12/01/16 – FGIC Insured	12/12 at 100.00	BBB–	1,336,513

430	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/12 at 100.00	A–	431,729
1,745	Total Louisiana			1,768,242
	Maine – 0.4%

965	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2012A-1, 4.000%, 11/15/24 (WI/DD, Settling 5/31/12) – AGM Insured (Alternative Minimum Tax)	11/21 at 100.00	AA+	966,959
	Maryland – 2.4%

110	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	104,709

300	Maryland Community Development Administration, Residential Revenue Bonds, Series 1999D, 5.250%, 9/01/19 (Alternative Minimum Tax)	9/12 at 100.00	Aa2	300,441

240	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001B, 5.375%, 9/01/22 (Alternative Minimum Tax)	9/12 at 100.00	Aa2	240,307

1,000	Maryland Economic Development Corporation, Lease Revenue Bonds, Maryland Public Health Laboratory Project, Series 2011, 4.000%, 6/01/29	6/21 at 100.00	AA+	1,046,940

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa2	557,285

1,405	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	N/R	1,309,769

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2012:
1,000	5.000%, 7/01/25	7/22 at 100.00	BBB	1,089,810
1,000	5.000%, 7/01/26	7/22 at 100.00	BBB	1,072,020
5,555	Total Maryland			5,721,281
	Massachusetts – 1.9%

1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.000%, 4/01/31	4/21 at 100.00	AA–	1,099,160

750	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/31	10/19 at 100.00	BBB	895,320

300	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28 (6)	1/18 at 100.00	N/R	2,964

535	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 13.655%, 12/15/34 (IF) (5)	12/19 at 100.00	AAA	762,322

1,675	Massachusetts State, General Obligation Bonds, Refunding Series 2012A, 0.640%, 2/01/16	8/15 at 100.00	AA+	1,675,134
4,260	Total Massachusetts			4,434,900
	Michigan – 1.1%

30	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 1998C, 5.250%, 5/01/16 – FGIC Insured	No Opt. Call	Aa2	34,311

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Michigan (continued)

$250	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/14 – SYNCORA GTY Insured	4/13 at 100.00	BB		$244,475

	Detroit, Michigan, General Obligation Bonds, Series 2004B-1:
595	5.000%, 4/01/14 – AMBAC Insured	No Opt. Call	B		579,155
100	4.000%, 4/01/14 – AMBAC Insured	No Opt. Call	B		95,560

500	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011, 7.750%, 7/15/26	7/21 at 100.00	BB		512,055

750	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds, Alma College Project, Series 2008, 5.500%, 6/01/28	6/18 at 100.00	A3		825,300

300	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB+		293,088
2,525	Total Michigan				2,583,944
	Minnesota – 0.2%

500	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 3.750%, 7/01/15	No Opt. Call	BBB		510,940
	Mississippi – 0.3%

750	Medical Center Educational Building Corporation, Revenue Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2012A, 5.000%, 6/01/41	6/22 at 100.00	Aa2		821,835
	Missouri – 1.7%

1,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 5.625%, 3/01/34	3/18 at 100.00	A		1,100,990

900	Hannibal Industrial Development Authority, Missouri, Health Facilities Refunding Revenue Bonds, Hannibal Regional Hospital, Refunding Series 2010, 5.500%, 9/01/20	9/13 at 100.00	BBB+		940,932

1,000	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009C, 5.750%, 11/01/29	11/14 at 100.00	A–		1,049,430

600	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, Independence Electric System Projects, Series 2009D, 5.750%, 6/01/34	6/14 at 100.00	A–		623,292

287	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	5/12 at 100.00	N/R		201,821
3,787	Total Missouri				3,916,465
	Nebraska – 0.2%

500	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Refunding Bonds, Children’s Hospital Obligated Group, Series 2008B, 6.125%, 8/15/31	8/17 at 100.00	A2		557,625
	Nevada – 0.9%

815	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2007A1, 5.000%, 7/01/19 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	Aa3		899,263

1,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/28 – NPFG Insured	5/16 at 100.00	A+		1,047,390

100	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27	9/18 at 100.00	N/R		101,684
1,915	Total Nevada				2,048,337
	New Jersey – 2.4%

	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2004:
750	5.250%, 12/01/18 (Pre-refunded 12/01/14) – AMBAC Insured	12/14 at 100.00	N/R	(4)	840,555
1,100	5.250%, 12/01/20 (Pre-refunded 12/01/14) – AMBAC Insured	12/14 at 100.00	N/R	(4)	1,232,814

310	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa		344,909

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$1,280	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/16	No Opt. Call	BBB+	$1,436,467

1,000	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group, Refunding Series 2007B, 4.800%, 7/01/13	No Opt. Call	BBB–	1,038,450

50	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007U, 5.000%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	51,168

745	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008X, 5.000%, 4/01/17 (Alternative Minimum Tax)	No Opt. Call	AA	799,609
5,235	Total New Jersey			5,743,972
	New Mexico – 0.4%

250	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Series 2007A, 5.150%, 6/01/37 – FGIC Insured (Alternative Minimum Tax)	6/12 at 100.00	BBB–	250,045

715	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds CL 1, Series 2008-A2, 5.600%, 1/01/39 (Alternative Minimum Tax)	1/18 at 102.00	AA+	770,227
965	Total New Mexico			1,020,272
	New York – 4.3%

250	Dormitory Authority of the State of New York, Revenue Bonds, Bishop Henry R. Hucles Nursing Home Inc., Series 2006, 5.000%, 7/01/14	No Opt. Call	Aa1	273,130

750	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2012B, 5.000%, 7/01/38	7/22 at 100.00	AA+	858,308

675	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A, 5.250%, 2/01/27	2/17 at 100.00	BBB–	678,746

250	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	Aa2	303,093

500	Nassau Health Care Corporation, New York, Revenue Anticipation Notes, Series 2012, 3.125%, 12/15/12 – AGC Insured	No Opt. Call	AA–	507,415

100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R	101,047

1,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	9/16 at 100.00	BBB–	1,014,910

500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 17.823%, 10/01/16 (IF)	No Opt. Call	AA+	696,620

500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B, 5.500%, 10/15/27	No Opt. Call	AAA	670,915

150	New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, Series 87, 5.150%, 4/01/17	9/12 at 100.00	Aa1	152,957

500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	525,665

930	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/19	6/13 at 100.00	AA–	980,034

300	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A, 4.000%, 5/01/16 (WI/DD, Settling 5/03/12)	No Opt. Call	BBB+	322,839

1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty-Ninth Series 2011, 5.000%, 10/15/24 (Alternative Minimum Tax)	10/21 at 100.00	Aa2	1,436,538

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York (continued)

$450	Saratoga County Water and Sewer Authority, New York, Revenue Bonds, Series 2008, 5.000%, 9/01/38	9/18 at 100.00	AA		$487,112

1,000	Syracuse, New York, General Obligation Bonds, Airport Terminal Security Access Improvement Series 2011A, 5.000%, 11/01/36 (Alternative Minimum Tax)	11/21 at 100.00	A1		1,045,790
9,105	Total New York				10,055,119
	North Carolina – 4.4%

665	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 13.794%, 7/01/38 (IF) (5)	7/20 at 100.00	AAA		918,079

2,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/34 (UB) (5)	1/19 at 100.00	AA–		2,205,660

2,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.000%, 1/15/31	1/21 at 100.00	AA–		2,205,260

350	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1		449,939

500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/20	1/18 at 100.00	A–		587,700

340	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 11808, 21.693%, 6/01/18 (IF)	No Opt. Call	AA		488,043

2,000	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 5.000%, 11/01/34	11/16 at 100.00	AA–		2,083,760

740	North Carolina Medical Care Commission, Revenue Bonds, Maria Parham Medical Center, Series 2003, 5.500%, 10/01/17 (Pre-refunded 10/01/13) – RAAI Insured	10/13 at 100.00	N/R	(4)	789,476

500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/19	1/18 at 100.00	A		595,390

100	University of North Carolina System, Pooled Revenue Bonds, Series 2004B, 4.000%, 4/01/15 – AMBAC Insured	4/14 at 100.00	N/R		104,006
9,195	Total North Carolina				10,427,313
	North Dakota – 0.2%

	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006:
150	5.250%, 7/01/16	No Opt. Call	BBB–		164,703
340	5.125%, 7/01/29	7/16 at 100.00	BBB–		343,148
490	Total North Dakota				507,851
	Ohio – 0.7%

	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
70	6.000%, 1/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa2	(4)	74,659
70	6.000%, 1/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa2	(4)	74,659

750	Lorain, Ohio, General Obligation Bonds, Pellet Terminal Improvement Series 2008, 6.750%, 12/01/23	12/18 at 100.00	A3		906,563

500	Summit County Port Authority, Ohio, Development Revenue Bonds, County NonTax Revenues, Series 2012, 5.000%, 12/01/31	12/22 at 100.00	Aa2		552,570
1,390	Total Ohio				1,608,451
	Oklahoma – 0.5%

1,000	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2011B, 5.000%, 1/01/26	1/21 at 100.00	AA–		1,179,650

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon – 1.5%

$1,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B, 5.000%, 6/15/27 – AGM Insured	6/17 at 100.00	AA+	$1,145,680

	Lafayette, Yamhill County, Oregon, General Obligation Bonds, Full Faith Credit Refunding Series 2012:
345	3.000%, 12/01/16 (WI/DD, Settling 5/08/12) – AGM Insured	No Opt. Call	Baa1	359,073
365	3.000%, 12/01/18 (WI/DD, Settling 5/08/12) – AGM Insured	No Opt. Call	Baa1	378,129
390	3.250%, 12/01/20 (WI/DD, Settling 5/08/12) – AGM Insured	No Opt. Call	Baa1	403,397

1,905	Multnomah-Clackamas Counties Centennial School District 28JT, Oregon, General Obligation Bonds, Refunding Series 2012A, 0.000%, 6/01/23	6/17 at 80.87	A1	1,313,478
4,005	Total Oregon			3,599,757
	Pennsylvania – 3.1%

500	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/25	6/17 at 100.00	BBB	504,895

30	Harrisburg, Dauphin County, Pennsylvania, General Obligation Refunding Bonds, Series1997D, 0.000%, 3/15/15 – AMBAC Insured	No Opt. Call	N/R	24,395

	Harrisburg, Dauphin County, Pennsylvania, General Obligation Refunding Notes, Series1997F:
30	0.000%, 3/15/13 – AMBAC Insured	No Opt. Call	N/R	28,217
1,200	0.000%, 3/15/17 – AMBAC Insured	No Opt. Call	N/R	841,056

1,250	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Refunding Series 2011, 5.500%, 7/01/26	7/21 at 100.00	A	1,458,463

500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 5.000%, 1/01/14	No Opt. Call	BBB+	520,715

1,000	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Refunding Bonds, Aqua Pennsylvania, Inc. Project, Series 2010A, 5.000%, 12/01/34 (Alternative Minimum Tax)	12/20 at 100.00	AA–	1,073,910

375	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	Aa1	415,414

310	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 5.000%, 8/01/20	No Opt. Call	BBB+	323,017

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	BBB+	1,054,890

870	Philadelphia Municipal Authority, Philadelphia, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.000%, 4/01/23	4/19 at 100.00	A2	980,960
7,065	Total Pennsylvania			7,225,932
	Puerto Rico – 0.4%

300	Puerto Rico Highway and Transportation Authority, Grant Anticipation Revenue Bonds, Series 2004, 5.000%, 9/15/16 – NPFG Insured	3/14 at 100.00	A+	313,332

500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB, 5.250%, 7/01/18 – AMBAC Insured	No Opt. Call	A3	563,960
800	Total Puerto Rico			877,292
	Rhode Island – 0.6%

250	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A	274,395

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
955	6.000%, 6/01/23	6/12 at 100.00	Baa1	958,400
150	6.125%, 6/01/32	6/12 at 100.00	BBB+	150,540
75	6.250%, 6/01/42	6/12 at 100.00	BBB+	75,284
1,430	Total Rhode Island			1,458,619

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina – 1.2%

$500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.125%, 12/01/30	12/16 at 100.00	A1	$531,195

500	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/26	11/21 at 100.00	AA–	566,105

400	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2008A-3, 5.250%, 1/01/19	1/18 at 100.00	A–	467,588

740	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 6.000%, 8/01/13	No Opt. Call	BBB+	776,978

300	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 5.000%, 10/01/15 – SYNCORA GTY Insured	No Opt. Call	A1	340,206

250	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	273,493
2,690	Total South Carolina			2,955,565
	South Dakota – 0.1%

210	South Dakota Educational Enhancement Funding Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002B, 6.500%, 6/01/32	6/12 at 101.00	A3	213,110
	Tennessee – 0.9%

1,000	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.000%, 10/01/30	10/20 at 100.00	N/R	1,090,580

1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	1,023,050

50	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.000%, 9/01/16	No Opt. Call	A2	55,164
2,050	Total Tennessee			2,168,794
	Texas – 11.1%

750	La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp Inc., Series 2009A, 6.000%, 8/15/29	8/19 at 100.00	BBB	828,533

2,000	Austin Community College District Public Facility Corporation, Texas, Lease Revenue Bonds, Hays New Campus Project, Series 2012, 4.125%, 8/01/36 (WI/DD, Settling 5/01/12)	8/22 at 100.00	AA	2,015,220

1,385	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005A. Remarketed, 5.750%, 4/01/26	4/20 at 100.00	Baa2	1,498,251

500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2011, 4.800%, 8/15/21	No Opt. Call	BBB+	531,400

675	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2010A, 4.300%, 12/01/16	No Opt. Call	BBB–	702,324

1,500	Frisco Independent School District, Collin and Denton Counties, Texas, General Obligation Bonds, Series 2008A, 6.000%, 8/15/38	8/18 at 100.00	Aaa	1,857,915

	Harris County, Texas, Water Control and Improvement District 74, Unlimited Tax General Obligation Bonds, Series 2010:
210	4.550%, 8/01/23	2/18 at 100.00	N/R	223,507
195	5.000%, 8/01/36	2/18 at 100.00	N/R	207,548
1,515	5.200%, 8/01/39	2/18 at 100.00	N/R	1,624,807

250	Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, Cosmos Foundation, Inc., Series 2011A, 5.875%, 5/15/21	No Opt. Call	BBB	279,433

1,000	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011A, 5.000%, 7/01/22 (Alternative Minimum Tax)	7/21 at 100.00	A+	1,147,160

1,630	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012A, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	A+	1,772,821

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$200	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/32	8/14 at 37.33	AAA	$70,924

2,850	Midland College District, Texas, General Obligation Bonds, Series 2012, 3.000%, 2/15/25 (WI/DD, Settling 5/23/12)	2/22 at 100.00	AA	2,800,182

1,000	North Texas Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2012A, 5.125%, 12/01/42	6/22 at 100.00	BBB–	1,006,220

200	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A, 6.000%, 1/01/19	1/18 at 100.00	A2	241,064

375	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/38	1/18 at 100.00	A3	405,308

1,000	Northside Independent School District, Bexar County, Texas, General Obligation Bonds, Refunding Series 2011A, 1.350%, 6/01/39 (Mandatory put 6/01/14)	No Opt. Call	Aaa	1,015,500

1,000	Rockport, Texas, Certificates of Obligation, Series 2007, 5.250%, 2/15/27 – NPFG Insured	2/17 at 100.00	AA	1,107,870

1,500	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 5.500%, 8/15/39 – AMBAC Insured	8/12 at 100.00	BBB+	1,506,525

2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2011, 5.250%, 7/01/23	7/21 at 100.00	Baa1	2,191,820

1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 4.700%, 9/01/20	9/19 at 100.00	BBB	1,087,530

2,000	Waco Education Finance Corporation, Texas, Revenue Bonds, Baylor University Issue Series 2012, 4.125%, 3/01/43	3/22 at 100.00	AA–	2,022,520
24,735	Total Texas			26,144,382
	Utah – 2.2%

585	Utah County, Utah, Transportation Sales Tax Revenue Bonds, Series 2012, 4.000%, 12/01/31 – AGM Insured	12/21 at 100.00	AA–	622,118

	Utah Infrastructure Agency, Telecommunications & Franchise Tax Revenue , Series 2011A:
500	5.250%, 10/15/33 – AGM Insured	10/21 at 100.00	AA–	554,835
520	5.400%, 10/15/36 – AGM Insured	10/21 at 100.00	AA–	576,378

435	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 5.750%, 7/15/20	No Opt. Call	BBB–	455,515

1,550	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.250%, 7/15/30	7/20 at 100.00	BBB–	1,589,789

95	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22	7/15 at 102.00	N/R	94,196

110	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	No Opt. Call	BBB–	112,882

750	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust 3006, 16.861%, 6/15/26 – AGM Insured (IF)	6/18 at 100.00	AAA	1,101,480
4,545	Total Utah			5,107,193
	Vermont – 0.0%

100	Burlington, Vermont, Electric System Revenue Refunding Bonds, Series 1996A, 6.250%, 7/01/12 – NPFG Insured	No Opt. Call	BBB	100,959
	Virgin Islands – 1.6%

500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%, 10/01/31 – ACA Insured	10/14 at 100.00	BBB+	516,710

	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006:
200	5.000%, 10/01/16 – FGIC Insured	No Opt. Call	BBB+	220,396
250	4.000%, 10/01/20 – FGIC Insured	10/16 at 100.00	BBB+	257,448

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virgin Islands (continued)

$1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Baa2	$1,077,590

1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/19	No Opt. Call	BBB	1,152,470

500	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes, Series 2009A-1, 5.000%, 10/01/24	10/19 at 100.00	BBB+	538,795
3,450	Total Virgin Islands			3,763,409
	Virginia – 1.1%

815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	1,101,790

1,400	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.000%, 1/01/27 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,422,232
2,215	Total Virginia			2,524,022
	Washington – 2.7%

1,700	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011A, 5.500%, 7/01/24 (Alternative Minimum Tax)	7/21 at 100.00	AA+	2,031,636

100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	1/18 at 100.00	N/R	87,159

600	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 12.970%, 7/01/32 – AGM Insured (IF)	7/17 at 100.00	AA+	751,830

535	Port of Seattle, Washington, General Obligation Bonds, Series 2004C, 5.250%, 11/01/12 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AAA	548,412

75	Skagit County Public Hospital District 1, Washington, Skagit Valley Hospital, Series 2007, 5.750%, 12/01/28	12/17 at 100.00	Baa2	78,883

750	University of Washington, General Revenue Bonds, Tender Option Bond Trust 3005, 17.480%, 6/01/31 – AMBAC Insured (IF)	6/17 at 100.00	Aaa	1,035,015

1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30	12/20 at 100.00	Baa2	1,036,660

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
35	6.500%, 6/01/26	6/13 at 100.00	A3	36,394
660	6.625%, 6/01/32	6/13 at 100.00	Baa1	684,941
5,455	Total Washington			6,290,930
	Wisconsin – 2.8%

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust Series 2010- 3184, 17.271%, 11/15/17 (IF)	No Opt. Call	AA+	681,400

1,665	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	Aa3	1,831,150

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2010B:
625	4.000%, 4/01/16	No Opt. Call	A–	648,875
610	5.000%, 4/01/17	No Opt. Call	A–	661,478

440	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Series 2008B, 18.487%, 8/15/37 (IF) (5)	2/20 at 100.00	AA–	596,552

750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.125%, 2/15/26	2/16 at 100.00	BBB+	765,938

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
1,000	6.000%, 5/01/27	5/19 at 100.00	AA–	1,239,950
90	6.000%, 5/01/33	5/19 at 100.00	AA–	109,630
5,680	Total Wisconsin			6,534,973

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wyoming – 1.9%

$625	Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional Medical Center Project, Series 2012, 5.000%, 5/01/32	5/21 at 100.00	A+	$680,488

1,000	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.000%, 9/15/26	3/21 at 100.00	A3	1,141,790

2,000	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 6.375%, 6/01/26	6/21 at 100.00	BBB	2,307,220

250	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A, 5.500%, 1/01/28	1/18 at 100.00	A2	278,010
3,875	Total Wyoming			4,407,508
$218,297	Total Municipal Bonds (cost $220,670,296) – 99.8%			235,367,623
	SHORT-TERM INVESTMENTS – 1.8%

	California – 1.3%

2,000	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2012A, Variable Rate Demand Obligations, 1.150%, 4/01/52 (7)	11/17 at 100.00	A1	2,002,600

1,000	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds, Variable Rate Demand Obligations, Series 2012B-1, 0.550%, 7/01/27 (7)	11/14 at 100.00	AAA	1,000,030
3,000	Total California			3,002,630
	Tennessee – 0.5%

1,250	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Vanderbilt University, Variable Rate Demand Obligation Series 2012B, 0.800%, 10/01/38 (7)	4/17 at 100.00	AA+	1,250,100
$4,250	Total Short-Term Investments (cost $4,250,000)			4,252,730
	Total Investments (cost $224,920,296) – 101.6%			239,620,353
	Floating Rate Obligations – (0.6)%			(1,335,000)
	Other Assets Less Liabilities – (1.0)%			(2,439,448)
	Net Assets – 100%			$235,845,905

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2012

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$235,367,623	$—	$235,367,623
Short-Term Investments:
Municipal Bonds	—	4,252,730	—	4,252,730
Total	$—	$239,620,353	$—	$239,620,353

During the period ended April 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2012, the cost of investments was $223,427,561.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2012, were as follows:

Gross unrealized:
Appreciation	$15,163,494
Depreciation	(305,704)
Net unrealized appreciation (depreciation) of investments	$14,857,790

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

16	Nuveen Investments

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio

April 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 57.7%

	Aerospace & Defense – 0.6%

$25	DynCorp International Inc.	10.375%	7/01/17	B2	$21,438

10	Raytheon Company	4.400%	2/15/20	A–	11,234
35	Total Aerospace & Defense				32,672
	Airlines – 0.4%

25	Air Canada, 144A	12.000%	2/01/16	B–	21,875
	Auto Components – 0.5%

25	Dana Holding Corporation	6.500%	2/15/19	BB	26,625
	Beverages – 1.0%

30	Anheuser Busch InBev	8.200%	1/15/39	A	47,413

5	Miller Brewing Company, 144A	5.500%	8/15/13	BBB+	5,269
35	Total Beverages				52,682
	Biotechnology – 0.3%

15	STHI Holding Corporation, 144A	8.000%	3/15/18	B	15,975
	Capital Markets – 6.9%

20	Bank of New York Mellon	4.300%	5/15/14	Aa3	21,404

95	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	100,841

120	Goldman Sachs Group, Inc.	6.000%	6/15/20	A1	128,371

50	Morgan Stanley	6.625%	4/01/18	A2	52,262

45	Morgan Stanley	5.625%	9/23/19	A2	44,463

15	Morgan Stanley	5.500%	7/28/21	A2	14,665

15	State Street Corporation	4.956%	3/15/18	A3	15,895
360	Total Capital Markets				377,901
	Chemicals – 1.6%

20	CF Industries Inc.	6.875%	5/01/18	Baa3	23,250

20	Dow Chemical Company	4.250%	11/15/20	BBB	21,227

10	E.I. Du Pont de Nemours and Company	3.250%	1/15/15	A	10,698

5	Praxair, Inc.	4.500%	8/15/19	A	5,754

25	Rhodia SA, 144A	6.875%	9/15/20	BBB+	27,688
80	Total Chemicals				88,617
	Commercial Banks – 2.2%

25	Banco Bradesco S.A. Grand Cayman, 144A	4.125%	5/16/16	Baa1	25,750

50	BNP Paribas	5.000%	1/15/21	AA–	50,435

40	HSBC Holdings PLC	6.800%	6/01/38	AA–	45,171
115	Total Commercial Banks				121,356
	Consumer Finance – 1.1%

35	American Express Credit Corporation	7.300%	8/20/13	A+	37,781

20	Capital One Bank	8.800%	7/15/19	Baa1	25,258
55	Total Consumer Finance				63,039
	Containers & Packaging – 0.1%

5	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	5,056
	Diversified Financial Services – 10.9%

10	Bank of America Corporation	3.750%	7/12/16	A	9,957

155	Bank of America Corporation	5.875%	1/05/21	A	162,160

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

April 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services (continued)

$50	Citigroup Inc.	6.125%	11/21/17	A	$55,474

105	Citigroup Inc.	5.375%	8/09/20	A	112,813

40	Citigroup Inc.	6.875%	3/05/38	A	46,558

30	General Electric Capital Corporation	5.300%	2/11/21	AA	33,035

25	General Electric Capital Corporation	6.875%	1/10/39	AA+	31,649

75	JP Morgan Chase & Company	6.000%	1/15/18	Aa3	86,657

55	JP Morgan Chase & Company	4.250%	10/15/20	Aa3	57,604
545	Total Diversified Financial Services				595,907
	Diversified Telecommunication Services – 4.9%

35	AT&T, Inc.	6.800%	5/15/36	A2	43,932

50	CenturyLink Inc.	5.800%	3/15/22	Baa3	49,570

15	France Telecom	5.375%	7/08/19	A–	17,011

27	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	28,556

50	Telecom Italia Capital	5.250%	10/01/15	BBB	50,875

25	Telefonica Emisiones SAU	4.949%	1/15/15	BBB+	25,074

45	Verizon Communications	6.250%	4/01/37	A	54,952
247	Total Diversified Telecommunication Services				269,970
	Electric Utilities – 0.3%

15	FirstEnergy Solutions Corporation	6.050%	8/15/21	BBB	16,972
	Energy Equipment & Services – 0.4%

5	Nabors Industries Inc.	9.250%	1/15/19	BBB+	6,517

15	Weatherford International Limited	7.000%	3/15/38	BBB	17,110
20	Total Energy Equipment & Services				23,627
	Food & Staples Retailing – 1.0%

20	CVS Caremark Corporation	3.250%	5/18/15	BBB+	21,272

10	Safeway Inc.	6.250%	3/15/14	BBB	10,811

25	Supervalu Inc.	7.500%	11/15/14	B	25,469
55	Total Food & Staples Retailing				57,552
	Food Products – 0.1%

5	Kraft Foods Inc.	6.125%	2/01/18	Baa2	6,020
	Gas Utilities – 0.1%

5	Ferrellgas LP	6.500%	5/01/21	B+	4,563
	Health Care Providers & Services – 0.5%

20	UnitedHealth Group Incorporated	6.875%	2/15/38	A–	26,794
	Household Durables – 0.3%

15	MDC Holdings Inc.	5.625%	2/01/20	Baa3	14,750
	Independent Power Producers & Energy Traders – 1.0%

25	Calpine Corporation, 144A	7.875%	7/31/20	BB	27,250

25	NRG Energy Inc.	7.375%	1/15/17	BB	25,969
50	Total Independent Power Producers & Energy Traders				53,219
	Industrial Conglomerates – 0.4%

20	Offshore Group Investment Limited	11.500%	8/01/15	B–	21,875
	Insurance – 2.9%

25	Berkshire Hathaway Finance Corporation	5.400%	5/15/18	AA+	29,557

18	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

$20	Genworth Financial Inc.	6.515%	5/22/18	BBB	$19,934

40	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	42,873

15	MetLife Inc.	7.717%	2/15/19	A–	19,033

20	Prudential Financial Inc.	7.375%	6/15/19	A	24,894

20	Prudential Financial Inc.	5.900%	3/17/36	A	21,616
140	Total Insurance				157,907
	Media – 5.6%

20	Comcast Corporation	6.400%	5/15/38	BBB+	24,255

10	Cox Communications Inc.	5.500%	10/01/15	BBB	11,340

35	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	38,894

50	News America Holdings Inc.	6.150%	2/15/41	BBB+	57,383

55	Time Warner Cable Inc.	6.550%	5/01/37	BBB	64,047

30	Time Warner Inc.	4.875%	3/15/20	BBB	33,591

40	Viacom Inc.	6.875%	4/30/36	BBB+	51,149

25	XM Satellite Radio Inc., 144A	7.625%	11/01/18	BB	27,250
265	Total Media				307,909
	Metals & Mining – 5.4%

25	Alcoa Inc.	5.400%	4/15/21	BBB-	26,275

25	ArcelorMittal	7.000%	10/15/39	BBB	24,378

50	Newmont Mining Corporation	6.250%	10/01/39	BBB+	57,548

25	Patriot Coal Corporation	8.250%	4/30/18	B	18,500

15	Southern Copper Corporation	7.500%	7/27/35	BBB	17,737

25	Teck Resources Limited	6.125%	10/01/35	BBB	27,045

25	Teck Resources Limited	6.250%	7/15/41	BBB	27,711

25	United States Steel Corporation	6.050%	6/01/17	BB	25,438

40	Vale Overseas Limited	6.875%	11/10/39	A–	48,018

25	Vedanta Resources PLC, 144A	9.500%	7/18/18	BB	25,688
280	Total Metals & Mining				298,338
	Multiline Retail – 0.8%

35	Target Corporation	5.375%	5/01/17	A+	41,594
	Oil, Gas & Consumable Fuels – 4.1%

10	Anadarko Petroleum Corporation	7.625%	3/15/14	BBB-	11,103

55	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB-	64,134

10	Chevron Corporation	3.950%	3/03/14	Aa1	10,627

20	Enbridge Energy Partners LP	5.200%	3/15/20	BBB	22,591

25	Plains All American Pipeline LP	5.750%	1/15/20	Baa2	29,014

25	SM Energy Company	6.625%	2/15/19	BB	26,375

25	SunCor Energy Inc.	6.100%	6/01/18	BBB+	29,997

25	Western Refining Inc.	11.250%	6/15/17	B+	28,438
195	Total Oil, Gas & Consumable Fuels				222,279
	Paper & Forest Products – 0.6%

25	International Paper Company	8.700%	6/15/38	BBB	34,057
	Pharmaceuticals – 0.5%

25	Valeant Pharmaceuticals International, 144A	6.875%	12/01/18	BB–	25,750

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

April 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Investment Trust – 0.5%

$25	Prologis Inc.	6.875%	3/15/20	Baa2	$29,175
	Specialty Retail – 0.4%

25	Armored AutoGroup Inc., 144A	9.250%	11/01/18	CCC+	20,938
	Thrifts & Mortgage Finance – 0.6%

30	WEA Finance LLC, 144A	4.625%	5/10/21	A2	31,097
	Tobacco – 1.7%

15	Altria Group Inc.	4.750%	5/05/21	Baa1	16,517

50	Altria Group Inc.	9.950%	11/10/38	Baa1	78,987

65	Total Tobacco				95,504
$2,857	Total Corporate Bonds (cost $2,955,552)				3,161,595

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CAPITAL PREFERRED SECURITIES – 4.8%

	Commercial Banks – 1.8%

55	Wachovia Capital Trust III	5.570%	3/15/42	BBB+	$51,013

50	Wells Fargo Capital Trust X	5.950%	12/15/86	BBB+	50,221
	Total Commercial Banks				101,234
	Consumer Finance – 0.7%

40	Capital One Capital III Corporation	7.686%	8/01/66	Baa3	40,350
	Diversified Financial Services – 1.5%

80	JP Morgan Chase Capital Trust XX Ser T	6.550%	9/29/36	A2	80,300
	Insurance – 0.8%

50	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	44,000
	Total Capital Preferred Securities (cost $269,475)				265,884

Principal Amount (000)/ Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 0.3%

	Commercial Banks – 0.3%

20 EUR	Barclays Bank PLC	4.750%		BBB	$15,877
	Total $25 Par (or similar) Preferred Securities (cost $22,017)				15,877

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	MORTGAGE-BACKED SECURITIES – 38.6%

	Residential – 38.6%

$379	Federal National Mortgage Association Pool 929182	5.000%	3/01/38	Aaa	$411,599

63	Federal National Mortgage Association Pool 946228	6.086%	9/01/37	Aaa	68,425

156	Federal National Mortgage Association Pool 984834	5.000%	7/01/38	Aaa	169,566

170	Federal National Mortgage Association Pool MDR (WI/DD)	4.000%	TBA	Aaa	179,802

200	Federal National Mortgage Association Pool (WI/DD)	4.500%	TBA	Aaa	214,125

985	Federal National Mortgage Association Pool MDR (WI/DD)	5.500%	TBA	Aaa	1,075,497
$1,953	Total Mortgage-Backed Securities (cost $2,070,246)				2,119,014

20	Nuveen Investments

Principal Amount (000)	Description (1)		Optional Call Provisions (3)	Ratings (2)	Value

	TAXABLE MUNICIPAL BONDS – 1.5%

	Illinois – 1.5%

$75	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A+	$84,234
$75	Total Taxable Municipal Bonds (cost $75,000)				84,234

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 0.4%

	Peru – 0.4%

$15	Republic of Peru	6.550%	3/14/37	BBB	$19,703
	Total Sovereign Debt (cost $16,773)				19,703

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 23.4%

$1,283	Repurchase Agreement with State Street Bank, dated 4/30/12, repurchase price $1,282,506, collateralized by $1,285,000 U.S. Treasury Bonds, 3.125%, due 11/15/41, value $1,309,447	0.010%	5/01/12		$1,282,506
	Total Short-Term Investments (cost $1,282,506)				1,282,506
	Total Investments (cost $6,691,569) – 126.7%				6,948,813
	Other Assets Less Liabilities – (26.7)% (5)				(1,466,004)
	Net Assets – 100%				$5,482,809

Investments in Derivatives at April 30, 2012

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America	Japanese Yen	9,000,000	U.S. Dollar	111,443	6/22/12	$(1,334)
Citibank	New Zealand Dollar	80,000	U.S. Dollar	65,067	5/10/12	(318)
Citibank	South Korean Won	63,000,000	U.S. Dollar	55,735	5/14/12	29
Citibank	Swiss Franc	85,000	U.S. Dollar	92,500	5/23/12	(1,168)
Citibank	U.S. Dollar	66,264	New Zealand Dollar	80,000	5/10/12	(878)
Citibank	U.S. Dollar	55,713	South Korean Won	63,000,000	5/14/12	(7)
Citibank	U.S. Dollar	155,541	Australian Dollar	150,000	6/18/12	(17)
Citibank	U.S. Dollar	216,806	Canadian Dollar	215,000	7/23/12	432
JPMorgan Chase	U.S. Dollar	22,575	South African Rand	180,000	7/23/12	310
Morgan Stanley	Euro	60,000	U.S. Dollar	78,811	6/22/12	(629)
Morgan Stanley	U.S. Dollar	37,682	Mexican Peso	500,000	7/23/12	420
						$(3,160)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citibank	2,200,000	ZAR	Pay	3-Month JIBAR	7.655%	Quarterly	1/07/21	$4,574	$4,574
RBC	250,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually	6/22/19	32,280	32,434
									$37,008
*	Annualized

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

April 30, 2012

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (6)	Current Credit Spread (7)	Notional Amount (U.S. Dollars)	Fixed Rate*	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
JPMorgan Chase	DJ High Yield CDX	Sell	5.79%	1,000,000	5.000%	6/20/17	$(27,299)	$5,201
JPMorgan Chase	DJ Investment Grade CDX	Sell	.95	1,500,000	1.000	6/20/17	5,233	397
								$5,598
*	Annualized

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– Quoted prices in active markets for identical securities.
Level 2	– Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3	– Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$3,161,595	$—	$3,161,595
Capital Preferred Securities	—	265,884	—	265,884
$25 Par (or similar) Preferred Securities	—	15,877	—	15,877
Mortgage-Backed Securities	—	2,119,014	—	2,119,014
Taxable Municipal Bonds	—	84,234	—	84,234
Sovereign Debt	—	19,703	—	19,703
Short-Term Investments:
Repurchase Agreements	—	1,282,506	—	1,282,506
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(3,160)	—	(3,160)
Interest Rate Swaps*	—	37,008	—	37,008
Credit Default Swaps*	—	5,598	—	5,598
Total	$—	$6,988,259	$—	$6,988,259
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended April 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

22	Nuveen Investments

The following tables presents the fair value of all derivative instruments held by the Fund as of April 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$1,191	Unrealized depreciation on forward foreign currency exchange contracts	$4,351
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	37,008	Unrealized depreciation on interest rate swaps*	—
Credit	Swaps	Unrealized appreciation on credit default swaps*	5,598	Unrealized depreciation on credit default swaps*	—
Total			$43,797		$4,351
*	Value represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, amortization of premium and timing and character differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2012, the cost of investments (excluding investments in derivatives) was $6,764,202.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at April 30, 2012, were as follows:

Gross unrealized:
Appreciation	$288,852
Depreciation	(104,241)
Net unrealized appreciation (depreciation) of investments	$184,611

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(5)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at April 30, 2012.

(6)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(7)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

MDR	Denotes investment is subject to dollar roll transactions.

EUR	Euro

NZD	New Zealand Dollar

ZAR	South Africa Rand

JIBAR	Johannesburg Inter-Bank Agreed Rate

NZD-BBR	New Zealand Dollar-Bank Bill Rate

Nuveen Investments	23

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2012